INCOME TAX	6 Months Ended	12 Months Ended
	Dec. 31, 2015	Jun. 30, 2015
Income Tax Disclosure [Abstract]
INCOME TAX
9.	INCOME TAX

The reconciliation of income tax benefit at the U.S. statutory rate of 34% for the six months ended December 31, 2015 and 2014 to the Company’s effective tax rate is as follows:

	Six months ended December 31,
	2015	2014
U.S. federal statutory rate	(34.00)%	(34.00)%
State income tax, net of federal benefit	(9.99)%	(9.99)%
Change in valuation allowance	43.99%	43.99%
Income tax provision (benefit)	0.00%	0.00%

The benefit for income tax is summarized as follows:

	Six months ended December 31,
	2015	2014
Federal:
Current	$—	$—
Deferred	(73,608)	(59,973)
State and local:
Current	—	—
Deferred	(21,628)	(17,621)
Change in valuation allowance	95,236	77,594
Income tax provision (benefit)	$—	$—

As of December 31, 2015, the Company had approximately $10 million of federal and state net operating loss carryovers (“NOLs”) which begin to expire in 2028. Utilization of the NOLs may be subject to limitation under the Internal Revenue Code Section 382 should there be a greater than 50% ownership change as determined under regulations.

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. Based on the assessment, management has established a full valuation allowance against the entire deferred tax asset relating to NOLs for every period because it is more likely than not that all of the deferred tax asset will not be realized.

The Company files U.S. federal and states of Pennsylvania tax returns that are subject to audit by tax authorities beginning with the year ended June 30, 2008. The Company’s policy is to classify assessments, if any, for tax and related interest and penalties as tax expense.

NOTE 12 – INCOME TAX

The reconciliation of income tax benefit at the U.S. statutory rate of 34% for the years ended June 30, 2015 and 2014 to the Company’s effective tax rate is as follows:

	Year ended June 30,
	2015	2014
U.S. federal statutory rate	(34.0)%	(34.0)%
State income tax, net of federal benefit	(9.99)%	(9.99)%
Permanent difference – change in fair value of derivative instrument and non-cash interest expense	(296.14%)	(296.14%)
Change in valuation allowance	252.15%	252.15%
Income tax provision (benefit)	0.0%	0.0%

The benefit for income tax is summarized as follows:

	Year ended June 30,
	2015	2014
Federal:
Current	$—	$—
Deferred	(290,437)	(438,568)
State and local:
Current	—	—
Deferred	(85,337)	(128,862)
Change in valuation allowance	375,774	567,430
Income tax provision (benefit)	$—	$—

The tax effects of temporary differences that give rise to the Company’s net deferred tax liability as of June 30, 2015 and 2014 are as follows:

	Year ended June 30,
	2015	2014
Net operating losses carried forward	$4,784,732	$4,784,732
Less: valuation allowance	(4,784,732)	(4,784,732)
Deferred tax assets	$—	$—

As of June 30, 2015, the Company had approximately $ 10 million of federal and state net operating loss carryovers (“NOLs”) which begin to expire in 2028. Utilization of the NOLs may be subject to limitation under the Internal Revenue Code Section 382 should there be a greater than 50% ownership change as determined under regulations.

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. Based on the assessment, management has established a full valuation allowance against the entire deferred tax asset relating to NOLs for every period because it is more likely than not that all of the deferred tax asset will not be realized.

 The Company files U.S. federal and states of Pennsylvania tax returns that are subject to audit by tax authorities beginning with the year ended June 30, 2008.The Company’s policy is to classify assessments, if any, for tax and related interest and penalties as tax expense.